Financial Instruments - Summary of Exposure to Credit Risk (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	$ 90,007	$ 98,289
Current1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	65,682	70,039
Zero to Thirty Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	19,544	21,600
31 to 60 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	1,690	3,072
61 to 90 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	852	1,071
Over 90 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	$ 2,239	$ 2,507